UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,
399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  646-828-3653

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 32.5%
BANKS — 5.9%
Australia & New Zealand Banking Group
0.18%, 4/22/15 (A)(E)	$27,000,000	$26,989,200
Caisse Centrale Desjardins
0.17%, 2/12/15 (A)(E)	41,000,000	40,997,870
0.14%, 2/26/15 (A)(E)	50,000,000	49,995,139
Commonwealth Bank of Australia
0.19%, 4/7/15 (A)(E)	28,000,000	27,990,395
Westpac Banking
0.25%, 4/10/15 (A)	28,000,000	28,002,880
		173,975,484
DOMESTIC/FOREIGN BANK SUPPORTED — 1.7%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.11%, 3/10/15 (A)(E)	28,000,000	27,996,834
0.15%, 4/28/15 (A)(E)	22,000,000	21,992,117
		49,988,951
INDUSTRIAL & OTHER COMMERCIAL PAPER — 24.9%
Board of Trustees of The Leland Stanford Junior University
0.12%, 3/4/15 (E)	21,673,000	21,670,788
0.12%, 4/2/15 (E)	23,000,000	22,995,401
CDP Financial
0.20%, 3/16/15 (E)	15,000,000	14,996,417
0.19%, 3/23/15 (E)	16,000,000	15,995,778
Coca-Cola
0.17%, 4/27/15 (A)(E)	23,000,000	22,990,768
0.20%, 6/4/15 (A)(E)	23,000,000	22,984,283
Colgate-Palmolive
0.09%, 2/6/15 (A)(E)	23,000,000	22,999,713
0.08%, 2/9/15 (A)(E)	9,000,000	8,999,840
0.08%, 2/20/15 (A)(E)	47,000,000	46,998,016
Exxon Mobil
0.10%, 2/10/15 (E)	16,000,000	15,999,600
0.13%, 3/19/15 (E)	43,000,000	42,992,857
Johnson & Johnson
0.09%, 2/3/15 (A)(E)	25,000,000	24,999,875
Microsoft
0.10%, 2/18/15 (A)(E)	48,000,000	47,997,733
0.10%, 2/25/15 (A)(E)	24,000,000	23,998,400
National Australia Funding Delaware
0.20%, 3/2/15 (A)(E)	33,000,000	32,994,683
President and Fellows of Harvard College
0.10%, 2/18/15 (E)	10,000,000	9,999,528
0.10%, 3/3/15 (E)	21,464,000	21,462,212
Procter & Gamble
0.10%, 2/23/15 (A)(E)	14,000,000	13,999,145
PSP Capital
0.15%, 2/11/15 (A)(E)	27,000,000	26,998,875
0.17%, 3/6/15 (A)(E)	14,000,000	13,997,818
0.17%, 4/16/15 (A)(E)	31,000,000	30,989,167
Trinity Health
0.12%, 2/3/15 (E)	30,000,000	29,999,800
0.10%, 2/10/15 (E)	16,000,000	15,999,600
0.11%, 2/17/15 (E)	37,000,000	36,998,191
University of California
0.12%, 2/4/15 (E)	41,000,000	40,999,590
0.14%, 3/5/15 (E)	23,000,000	22,997,138
0.14%, 3/6/15 (E)	19,000,000	18,997,562
University of Virginia
0.13%, 3/10/15 (E)	7,215,000	7,214,036
Yale University
0.10%, 3/9/15 (E)	32,750,000	32,746,726
0.12%, 5/4/15 (E)	22,045,000	22,038,240
		735,051,780
TOTAL COMMERCIAL PAPER		959,016,215

MUNICIPAL OBLIGATIONS — 28.2%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/15 (B)(C)	1,800,000	1,800,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.03%, 2/1/15 (C)	9,000,000	9,000,000
Board of Trustees of The Leland Stanford Junior University, TECP
0.08%, 2/10/15	26,000,000	26,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/5/15 (C)	37,000,000	37,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/4/15 (C)	26,300,000	26,300,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (B)(C)	2,600,000	2,600,000
California State, MFA, Chevron USA Recovery Project, RB
0.01%, 2/1/15 (C)	8,395,000	8,395,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/15 (C)	34,400,000	34,400,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/15 (C)	9,900,000	9,900,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/15 (C)	15,800,000	15,800,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.01%, 2/1/15 (C)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/15 (B)(C)	3,030,000	3,030,000
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.02%, 2/1/15 (C)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/15 (C)	3,000,000	3,000,000
Columbia University, TECP
0.10%, 2/2/15	12,585,000	12,585,000
0.10%, 2/10/15	14,000,000	14,000,000
0.10%, 3/13/15	14,000,000	14,000,000
0.10%, 3/20/15	13,290,000	13,290,000

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.01%, 2/5/15 (C)	$23,900,000	$23,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.01%, 2/1/15 (C)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.02%, 2/5/15 (C)	50,880,000	50,880,000
Dallas Area Rapid Transit, TECP
0.10%, 2/19/15	10,000,000	10,000,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (C)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/15 (C)	3,350,000	3,350,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.03%, 2/1/15 (C)	12,310,000	12,310,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.04%, 2/4/15 (B)(C)	3,945,000	3,945,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 2/6/15 (C)	1,600,000	1,600,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.02%, 2/4/15 (C)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.02%, 2/4/15 (C)	1,250,000	1,250,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project
0.01%, 2/1/15 (C)	10,600,000	10,600,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.16%, 2/5/15 (C)	1,516,000	1,516,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.01%, 2/1/15 (C)	3,400,000	3,400,000
Long Island, Power Authority, TECP
0.14%, 2/11/15	7,000,000	7,000,000
Lower Neches Valley Authority, IDC
0.01%, 2/1/15 (C)	1,200,000	1,200,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.03%, 2/1/15 (C)	15,000,000	15,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.11%, 2/5/15 (C)	17,000,000	17,000,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C
0.01%, 2/1/15 (C)	1,000,000	1,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/15 (C)	14,000,000	14,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/5/15 (C)	35,790,000	35,790,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 2/1/15 (C)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 2/1/15 (C)	10,000,000	10,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.01%, 2/1/15 (C)	16,355,000	16,355,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/1/15 (C)	1,500,000	1,500,000
NYC, Water & Sewer System, Ser B-3, RB
0.01%, 2/1/15 (C)	17,450,000	17,450,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/15 (B)(C)	2,000,000	2,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 2/4/15 (B)(C)	2,800,000	2,800,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/4/15 (C)	5,000,000	5,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (C)	33,000,000	33,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/3/15 (C)	10,000,000	10,000,000
Princeton University, TECP
0.09%, 3/18/15	35,000,000	35,000,000
0.13%, 5/6/15	14,000,000	14,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.01%, 2/4/15 (C)	28,200,000	28,200,000
Texas A&M University, Ser C
0.12%, 5/15/15	1,490,000	1,490,000
University of California, Ser Z-1, RB
0.08%, 2/5/15 (C)	11,200,000	11,200,000
University of California, Ser Z-2, RB
0.08%, 2/5/15 (C)	9,000,000	9,000,000
University of Massachusetts, TECP
0.20%, 5/7/15	4,000,000	4,000,000
University of Minnesota, TECP
0.13%, 5/13/15	29,000,000	29,000,000
University of Texas Permanent Fund, TECP
0.08%, 2/5/15	15,900,000	15,900,000
0.11%, 2/6/15	20,000,000	20,000,000
0.12%, 4/6/15	8,000,000	8,000,000
University of Texas System, Ser B, RB
0.01%, 2/5/15 (C)	30,075,000	30,075,000
University of Texas System, TECP
0.09%, 2/25/15	13,748,000	13,748,000
0.14%, 3/10/15	20,000,000	20,000,000
TOTAL MUNICIPAL OBLIGATIONS		832,269,000

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 16.5%
BANKS — 11.2%
Bank of Montreal MTN
0.80%, 11/6/15	$7,400,000	$7,426,062
Bank of New York Mellon MTN
1.20%, 2/20/15	39,462,000	39,479,242
2.95%, 6/18/15	12,000,000	12,120,185
0.70%, 10/23/15	28,000,000	28,070,082
Bank of Nova Scotia
2.05%, 10/7/15	18,000,000	18,202,552
0.75%, 10/9/15	24,000,000	24,060,755
Canadian Imperial Bank
0.90%, 10/1/15	16,000,000	16,060,843
Commonwealth Bank of Australia NY
1.95%, 3/16/15	49,005,000	49,101,890
International Bank for Reconstruction & Development
0.30%, 10/9/15	24,000,000	24,000,000
National Bank of Canada
1.50%, 6/26/15	39,700,000	39,890,241
Royal Bank of Canada
3.13%, 4/14/15 (A)	19,000,000	19,109,179
Royal Bank of Canada MTN
1.15%, 3/13/15	7,848,000	7,855,770
0.55%, 5/1/15	14,500,000	14,510,044
1.92%, 7/30/15	6,000,000	6,047,557
0.80%, 10/30/15	18,505,000	18,563,549
Westpac Banking
4.20%, 2/27/15	4,500,000	4,512,427
		329,010,378
DOMESTIC/FOREIGN BANK SUPPORTED — 1.2%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.16%, 2/2/43 (D)	33,150,000	33,150,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.16%, 12/1/24 (D)	1,200,000	1,200,000
		34,350,000
FINANCIALS — 1.7%
General Electric Capital MTN
3.50%, 6/29/15	1,970,000	1,995,800
2.38%, 6/30/15	12,620,000	12,726,832
1.63%, 7/2/15	3,300,000	3,317,624
4.38%, 9/21/15	6,642,000	6,810,339
2.25%, 11/9/15	11,000,000	11,160,054
1.00%, 12/11/15	10,007,000	10,052,748
Partisan Property
0.16%, 2/4/15 (D)	3,460,000	3,460,000
Wells Fargo & Co. MTN
3.63%, 4/15/15	2,000,000	2,013,318
		51,536,715
INDUSTRIALS — 2.4%
General Electric
0.85%, 10/9/15	41,076,000	41,219,045
Pfizer
5.35%, 3/15/15	13,700,000	13,779,418
Procter & Gamble
3.50%, 2/15/15	17,125,000	17,146,097
		72,144,560
TOTAL CORPORATE OBLIGATIONS		487,041,653

CERTIFICATES OF DEPOSIT — 8.0%
Australia & New Zealand Banking Group, NY
0.15%, 2/9/15	25,000,000	25,000,000
0.15%, 2/23/15	25,000,000	25,000,000
0.18%, 5/29/15	24,000,000	24,000,000
Bank of Montreal
0.11%, 2/13/15	28,000,000	28,000,000
0.23%, 6/1/15	25,000,000	25,000,000
Bank of Nova Scotia
0.25%, 2/27/15	11,000,000	11,000,000
Royal Bank of Canada, NY
0.27%, 7/6/15	23,000,000	23,000,000
US Bank, Cincinnati
0.13%, 2/2/15	25,000,000	25,000,000
Westpac Banking, NY
0.23%, 6/12/15	25,000,000	25,000,909
0.23%, 6/29/15	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		236,000,909

REGIONAL GOVERNMENT OBLIGATIONS — 5.0%
Export Development Canada
0.50%, 9/15/15	9,000,000	9,016,558
1.25%, 10/27/15	7,400,000	7,455,928
Province of British Columbia
2.85%, 6/15/15	5,407,000	5,460,191
Province of Ontario Canada
4.50%, 2/3/15	1,550,000	1,550,357
2.95%, 2/5/15	34,780,000	34,790,504
0.95%, 5/26/15	58,000,000	58,127,292
2.70%, 6/16/15	11,500,000	11,604,835
Province of Manitoba Canada
2.63%, 7/15/15	17,660,000	17,847,813

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		145,853,478

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bills
0.01%, 2/12/15 (E)	50,000,000	49,999,817
0.02%, 2/19/15 (E)	45,000,000	44,999,662
TOTAL U.S. TREASURY OBLIGATIONS		94,999,479

U.S. GOVERNMENT AGENCY OBLIGATION — 2.6%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 2.6%
0.09%, 3/27/15 (E)	75,000,000	74,990,437

REPURCHASE AGREEMENTS — 5.4%
Counterparty: Bank of Montreal
0.05% dated 1/30/15, due 2/2/15
in the amount of $10,199,043, fully collateralized by a $10,418,900 U.S. Treasury Bill, coupon 0.00%, maturity 1/7/16 value $10,403,063	10,199,000	10,199,000

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia
0.06% dated 1/30/15, due 2/2/15
in the amount of $140,000,700, fully collateralized by a $136,581,000 U.S. Government obligation, coupon 4.75%, maturity 11/17/15 value $142,801,164	$140,000,000	$140,000,000
Counterparty: RBC Capital Markets
0.05% dated 1/30/15, due 2/2/15
in the amount of $10,000,042, fully collateralized by U.S. Treasury obligations, par value $1,609,700 - $7,797,000 coupon range 2.38% - 3.13%, maturity range 8/15/24 - 8/15/41 value $10,200,008	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		160,199,000

TOTAL INVESTMENTS
(Cost $2,990,370,171)† — 101.4%		2,990,370,171
OTHER ASSETS AND LIABILITIES, NET — (1.4)%		(41,636,706)
NET ASSETS — 100.0%		$2,948,733,465

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, these securities amounted to $584,021,930 or 19.81% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on January 31, 2015. Date shown represents the final maturity date.
(E)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
DFA — Developmental Finance Authority
EFA — Education Facilities Authority GO — General Obligation GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDA — Industrial Development Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority MFH — Multi-Family Housing MTN — Medium Term Note
MTA — Metropolitan Transportation Authority N.A. — National Association
NYC — New York City NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.9%

FANNIE MAE, DISCOUNT NOTE — 12.2%
0.10%, 2/18/15 (A)(B)	$30,000,000	$29,998,654
0.11%, 3/16/15 (A)(B)	40,000,000	39,994,744
0.10%, 3/24/15 (A)(B)	25,000,000	24,996,458
0.08%, 5/5/15 (A)(B)	10,000,000	9,997,933
0.14%, 7/8/15 (A)(B)	21,667,000	21,653,771
		126,641,560
FEDERAL FARM CREDIT BANK — 0.8%
0.19%, 9/9/15	8,000,000	7,999,867

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 26.2%
0.08%, 2/2/15 (A)	60,000,000	59,999,867
0.06%, 2/6/15 (A)	50,000,000	49,999,583
0.06%, 2/9/15 (A)	30,000,000	29,999,600
0.06%, 2/10/15 (A)	7,500,000	7,499,888
0.04%, 2/13/15 (A)	50,000,000	49,999,333
0.10%, 2/25/15 (A)	30,000,000	29,998,000
0.07%, 2/27/15 (A)	15,000,000	14,999,242
0.10%, 4/13/15 (A)	10,000,000	9,998,028
0.11%, 5/7/15 (A)	5,000,000	4,998,549
0.10%, 5/18/15 (A)	15,000,000	14,995,583
		272,487,673
FEDERAL HOME LOAN BANK — 7.6%
0.13%, 4/14/15	5,000,000	4,999,887
0.17%, 6/30/15	32,000,000	32,003,169
0.14%, 7/20/15	30,000,000	29,999,887
0.20%, 9/16/15	12,500,000	12,499,790
		79,502,733
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 19.0%
0.03%, 2/6/15 (A)	40,000,000	39,999,833
0.08%, 2/11/15 (A)	37,500,000	37,499,167
0.03%, 2/27/15 (A)	33,000,000	32,999,285
0.08%, 3/18/15 (A)	12,500,000	12,498,750
0.09%, 3/20/15 (A)	50,000,000	49,994,125
0.09%, 3/27/15 (A)	25,000,000	24,996,813
		197,987,973
FREDDIE MAC — 1.5%
2.88%, 2/9/15 (B)	15,000,000	15,009,017
0.42%, 9/18/15 (B)	1,000,000	1,001,423
		16,010,440
FREDDIE MAC, DISCOUNT NOTE — 17.6%
0.10%, 2/2/15 (A)(B)	12,500,000	12,499,967
0.07%, 2/23/15 (A)(B)	5,000,000	4,999,771
0.10%, 3/9/15 (A)(B)	25,000,000	24,997,500
0.07%, 3/19/15 (A)(B)	20,000,000	19,998,339
0.08%, 4/6/15 (A)(B)	15,100,000	15,097,852
0.08%, 4/13/15 (A)(B)	5,000,000	4,999,211
0.11%, 5/4/15 (A)(B)	2,000,000	1,999,438
0.10%, 5/11/15 (A)(B)	10,000,000	9,997,250
0.07%, 5/12/15 (A)(B)	10,000,000	9,998,024
0.10%, 5/18/15 (A)(B)	15,000,000	14,995,583
0.11%, 5/26/15 (A)(B)	18,000,000	17,993,929
0.12%, 5/28/15 (A)(B)	25,000,000	24,990,192
0.15%, 6/16/15 (A)(B)	5,000,000	4,997,281
0.16%, 7/21/15 (A)(B)	15,000,000	14,989,021
		182,553,358
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		883,183,604

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bills
0.01%, 2/12/15 (A)	20,000,000	19,999,927
0.02%, 2/19/15 (A)	15,000,000	14,999,887
TOTAL U.S. TREASURY OBLIGATIONS		34,999,814

REPURCHASE AGREEMENTS — 10.3%
Counterparty: Bank of Montreal
0.05% dated 1/30/15, due 2/2/15
in the amount of $7,640,032, fully collateralized by a $7,804,700 U.S. Treasury Bill, coupon 0.00%, maturity 1/7/16 value $7,792,837	7,640,000	7,640,000
Counterparty: Bank of Nova Scotia
0.06% dated 1/30/15, due 2/2/15
in the amount of $90,000,450, fully collateralized by U.S. Government obligations, par value $42,685,000 - $45,224,000 coupon range 3.13% - 4.75%, maturity range 11/17/15 - 3/11/16 value $91,801,311	90,000,000	90,000,000
Counterparty: RBC Capital Markets
0.05% dated 1/30/15, due 2/2/15
in the amount of $10,000,042, fully collateralized by U.S. Treasury Notes, par value $2,668,000 - $6,547,300 coupon range 2.38% - 4.00%, maturity range 8/15/18 - 8/15/24 value $10,200,043	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		107,640,000

TOTAL INVESTMENTS
(Cost $1,025,823,418)† — 98.6%		1,025,823,418
OTHER ASSETS AND LIABILITIES, NET — 1.4%		14,619,415
NET ASSETS — 100.0%		$1,040,442,833

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

As of January 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.2%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.09%, 2/5/15 (A)	$4,650,000	$4,650,000

ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/1/15 (A)	12,870,000	12,870,000

CALIFORNIA — 8.2%
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/5/15 (A)	2,700,000	2,700,000
California State, EFA, TECP
0.04%, 2/6/15	14,273,000	14,273,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	1,700,000	1,700,000
California State, Infrastructure & Economic Development Bank, The J Paul Getty Trust Project, RB
0.01%, 2/5/15 (A)	7,200,000	7,200,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/1/15 (A)	1,300,000	1,300,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.02%, 2/5/15 (A)	7,500,000	7,500,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 2/4/15 (A)	10,160,000	10,160,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/4/15 (A)	6,900,000	6,900,000
University of California, Ser AL-2, RB
0.02%, 2/5/15 (A)	23,000,000	23,000,000
		74,733,000
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 2/5/15 (A)	910,000	910,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.07%, 2/5/15 (A)	1,840,000	1,840,000
		2,750,000
CONNECTICUT — 2.0%
Connecticut State, HEFA, Yale University Project, Ser U
0.01%, 2/4/15 (A)	3,050,000	3,050,000
Connecticut State, HEFA, Yale University Project, Ser V-2, RB
0.01%, 2/1/15 (A)	2,575,000	2,575,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.01%, 2/5/15 (A)	8,690,000	8,690,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.01%, 2/1/15 (A)	4,000,000	4,000,000
		18,315,000
FLORIDA — 0.9%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/4/15 (A)(B)	6,525,000	6,525,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/4/15 (A)(B)	2,100,000	2,100,000
		8,625,000
GEORGIA — 3.9%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/15 (A)	3,500,000	3,500,000
Main Street Natural Gas, Ser A, RB, (LIQ: Royal Bank of Canada)
0.02%, 2/5/15 (A)	19,900,000	19,900,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.03%, 2/4/15 (A)	12,500,000	12,500,000
		35,900,000
ILLINOIS — 8.8%
Chicago, Refunding Project, Ser D-1, GO, (LOC: Bank of Montreal)
0.02%, 2/1/15 (A)	2,000,000	2,000,000
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.02%, 2/1/15 (A)	21,000,000	21,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.02%, 2/4/15 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.07%, 4/7/15	15,000,000	15,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 2/5/15 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.02%, 2/5/15 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.02%, 2/5/15 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.02%, 2/4/15 (A)	16,300,000	16,300,000

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.02%, 2/5/15 (A)	$3,600,000	$3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/5/15 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 2/4/15 (A)	3,630,000	3,630,000
		80,330,000
INDIANA — 1.1%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.14%, 2/5/15 (A)	175,000	175,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.02%, 2/5/15 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.02%, 2/4/15 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (A)	3,000,000	3,000,000
		9,875,000
IOWA — 1.2%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.03%, 2/5/15 (A)	6,255,000	6,255,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 2/5/15 (A)	750,000	750,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/5/15 (A)	4,080,000	4,080,000
		11,085,000
KENTUCKY — 1.0%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/4/15 (A)	7,500,000	7,500,000
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.03%, 2/6/15 (A)	1,510,000	1,510,000
		9,010,000
MARYLAND — 2.5%
Johns Hopkins University, TECP
0.06%, 3/3/15	7,500,000	7,500,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.08%, 3/1/15 (A)	14,910,000	14,910,000
		22,410,000
MASSACHUSETTS — 2.5%
Massachusetts Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 2/4/15 (A)(C)	5,000,000	5,000,000
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
0.01%, 2/1/15 (A)	10,415,000	10,415,000
Massachusetts State, Health & Educational Facilities Authority, TECP
0.04%, 4/2/15	7,551,000	7,551,000
		22,966,000
MICHIGAN — 7.1%
Board of Trustee Michigan State University, TECP
0.06%, 5/4/15	24,000,000	24,000,000
Board of Trustee Michigan State University, TECP
0.06%, 5/1/15	10,000,000	10,000,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.08%, 2/1/15 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.04%, 2/5/15 (A)	7,970,000	7,970,000
University of Michigan, Ser D-1, RB
0.01%, 2/1/15 (A)	2,690,000	2,690,000
University of Michigan, TECP
0.04%, 4/6/15	18,000,000	18,000,000
		64,510,000
MINNESOTA — 6.4%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.02%, 2/5/15 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.02%, 2/5/15 (A)	10,750,000	10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A
0.01%, 2/4/15 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/5/15 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.06%, 5/5/15	8,000,000	8,000,000
		57,935,000
MISSISSIPPI — 2.6%
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project
0.01%, 2/1/15 (A)	4,100,000	4,100,000

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser B
0.01%, 2/1/15 (A)	$4,000,000	$4,000,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser B, RB
0.02%, 2/1/15 (A)	1,500,000	1,500,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C
0.01%, 2/1/15 (A)	2,600,000	2,600,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C, RB
0.01%, 2/1/15 (A)	2,000,000	2,000,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser F, RB
0.02%, 2/1/15 (A)	1,495,000	1,495,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser G, RB
0.01%, 2/1/15 (A)	2,855,000	2,855,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser K, RB
0.01%, 2/1/15 (A)	4,800,000	4,800,000
		23,350,000
MISSOURI — 3.2%
Board of Curators of University of Missouri, TECP
0.05%, 2/3/15	6,000,000	6,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.02%, 2/4/15 (A)	7,000,000	7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.02%, 2/4/15 (A)	16,000,000	16,000,000
		29,000,000
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.02%, 2/4/15 (A)	6,000,000	6,000,000

NEW MEXICO — 2.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/5/15 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/5/15 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 10.1%
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/6/15 (A)	5,000,000	5,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	2,500,000	2,500,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.02%, 2/1/15 (A)	6,000,000	6,000,000
NYC, Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.01%, 2/1/15 (A)	9,090,000	9,090,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.01%, 2/4/15 (A)	12,000,000	12,000,000
NYS, HFA, 160 Madison Ave Project, Ser S, RB, (LOC: PNC Bank N.A.)
0.01%, 2/1/15 (A)	12,000,000	12,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (A)	8,000,000	8,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (A)	4,800,000	4,800,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (A)	7,500,000	7,500,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.09%, 3/1/15 (A)	9,500,000	9,500,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.09%, 3/1/15 (A)	3,950,000	3,950,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/15	9,620,000	9,620,000
		91,960,000
OHIO — 2.9%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.02%, 2/5/15 (A)	7,500,000	7,500,000
Franklin County, Health Care Facilities, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.02%, 2/5/15 (A)	7,000,000	7,000,000
Lancaster, Port Authority, RB
0.16%, 2/1/15 (A)	4,955,000	4,955,000
Lancaster, Port Authority, RB
0.22%, 2/1/15 (A)	6,600,000	6,600,000
		26,055,000
OREGON — 0.5%
Oregon State, Ser A, GO
2.00%, 6/15/15	4,700,000	4,732,377

PENNSYLVANIA — 2.5%
Pennsylvania State University, Ser B, RB
0.15%, 6/1/15 (A)	13,500,000	13,500,000

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Philadelphia, IDA, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.02%, 2/5/15 (A)	$5,325,000	$5,325,000
University of Pittsburgh, TECP
0.08%, 2/17/15	3,650,000	3,650,000
		22,475,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.02%, 2/1/15 (A)	900,000	900,000

TEXAS — 13.9%
Dallas Area Rapid Transit, TECP
0.07%, 3/5/15	10,000,000	10,000,000
Dallas Area Rapid Transit, TECP
0.10%, 2/19/15	10,000,000	10,000,000
Dallas Area Rapid Transit, TECP
0.10%, 2/12/15	8,000,000	8,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/15 (A)(C)	3,000,000	3,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/15 (A)(C)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/15 (A)	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 2/1/15 (A)	2,000,000	2,000,000
Harris County, IDC, Exxon Project, AMT, RB
0.03%, 2/1/15 (A)	5,500,000	5,500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.01%, 2/1/15 (A)	7,000,000	7,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.03%, 2/1/15 (A)	3,910,000	3,910,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.03%, 2/1/15 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.03%, 2/4/15 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (A)	3,900,000	3,900,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/15 (A)(B)	5,600,000	5,600,000
Texas State, TRAN
1.50%, 8/31/15	35,000,000	35,276,486
University of Texas, Financing System Project, Ser B, RB
0.01%, 2/5/15 (A)	2,700,000	2,700,000
University of Texas, Permanent University Funding System, Ser A, RB
0.01%, 2/5/15 (A)	4,800,000	4,800,000
		126,886,486
UTAH — 1.5%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/5/15 (A)	4,150,000	4,150,000
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 2/5/15 (A)	9,145,000	9,145,000
		13,295,000
VIRGINIA — 2.3%
Norfolk, IDA, TECP
0.09%, 5/7/15	4,000,000	4,000,000
University of Virginia, TECP
0.06%, 3/4/15	2,400,000	2,400,000
University of Virginia, TECP
0.07%, 2/4/15	6,500,000	6,500,000
University of Virginia, TECP
0.07%, 3/4/15	8,000,000	8,000,000
		20,900,000
WASHINGTON — 3.2%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.08%, 2/5/15 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.06%, 2/5/15 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/15 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/15 (A)(B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/15 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/15 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/15 (A)(B)	4,620,000	4,620,000
		29,305,000
WISCONSIN — 3.0%
Wisconsin State, TECP
0.07%, 3/3/15	6,117,000	6,117,000
Wisconsin State, TECP, (LOC: BNY Mellon)
0.07%, 2/5/15	20,866,000	20,866,000
		26,983,000

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WYOMING — 2.2%
Lincoln County, PCFA, Exxon Mobil Project, RB
0.01%, 2/1/15 (A)	$140,000	$140,000
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.01%, 2/1/15 (A)	500,000	500,000
Sweetwater County, PacifiCorp Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.02%, 2/4/15 (A)	19,600,000	19,600,000
		20,240,000
TOTAL MUNICIPAL OBLIGATIONS		902,445,863
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.03%, 2/5/15 (B)(D)	4,685,000	4,685,000

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATION		4,685,000

COMMERCIAL PAPER — 0.1%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 0.1%
Michigan State, Finance Authority
0.06%, 5/5/15	800,000	800,000

TOTAL COMMERCIAL PAPER		800,000

TOTAL INVESTMENTS
(Cost $907,930,863)† — 99.8%		907,930,863
OTHER ASSETS AND LIABILITIES, NET — 0.2%		2,104,771
NET ASSETS — 100.0%		$910,035,634

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, these securities amounted to $18,000,000 or 1.98% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(D)	Variable rate security. The rate shown is the current rate on January 31, 2015. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax
BNY — Bank of New York Mellon
CALSTRS — California State Teachers' Retirement System
Cl — Class
DFA — Developmental Finance Authority EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority

HDC — Housing Development Corporation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates MFH — Multi-Family Housing
N.A. — National Association
NYC — New York City NYS — New York State PCFA — Pollution Control Financing Authority RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper TRAN — Tax and Revenue Anticipation Note

As of January 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
CALIFORNIA — 99.4%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/15 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/5/15 (B)	5,000,000	5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/5/15 (B)	11,200,000	11,200,000
California State, EFA, Ser L-6, RB
0.01%, 2/4/15 (B)	3,300,000	3,300,000
California State, EFA, TECP
0.04%, 2/6/15	15,000,000	15,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/4/15 (B)	5,500,000	5,500,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/4/15 (B)	5,900,000	5,900,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.02%, 2/4/15 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.02%, 2/4/15 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.01%, 2/4/15 (B)	18,500,000	18,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/5/15 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.01%, 2/4/15 (B)	10,110,000	10,110,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/1/15 (B)	2,560,000	2,560,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/1/15 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.01%, 2/4/15 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.10%, 6/3/15 (B)	5,650,000	5,650,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	1,395,000	1,395,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/15 (A)(B)	600,000	600,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	2,300,000	2,300,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/1/15 (B)	3,000,000	3,000,000
California State, Infrastructure & Economic Development Bank, The J Paul Getty Trust Project, RB
0.01%, 2/5/15 (B)	18,700,000	18,700,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.01%, 2/1/15 (B)	900,000	900,000
California State, MFA, Chevron USA Recovery Project, RB
0.01%, 2/1/15 (B)	3,455,000	3,455,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.01%, 2/1/15 (B)	8,300,000	8,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/5/15 (B)	3,100,000	3,100,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/5/15 (B)	1,765,000	1,765,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.01%, 2/1/15 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/1/15 (B)	5,400,000	5,400,000
California State, RN
1.50%, 6/22/15	4,500,000	4,524,134
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.01%, 2/1/15 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/15 (A)(B)	9,600,000	9,600,000

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/15 (A)(B)	$3,600,000	$3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.01%, 2/5/15 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.02%, 2/5/15 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.03%, 2/5/15 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.03%, 2/5/15 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, GO
0.01%, 2/1/15 (B)	5,400,000	5,400,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.01%, 2/1/15 (B)	4,420,000	4,420,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/1/15 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.04%, 2/5/15 (A)(B)	6,900,000	6,900,000
Los Angeles County, TECP
0.06%, 4/13/15	1,600,000	1,600,000
Los Angeles County, TECP
0.07%, 3/4/15	5,000,000	5,000,000
Los Angeles County, TECP
0.05%, 3/5/15	3,300,000	3,300,000
Los Angeles County, TRAN
1.50%, 6/30/15	5,000,000	5,028,122
Los Angeles County, TRAN
1.50%, 6/25/15	5,000,000	5,027,360
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 2/4/15 (B)	8,500,000	8,500,000
Port of Oakland, TECP
0.09%, 4/2/15	7,133,000	7,133,000
Sacramento Municipal Utility District, Sub-Ser M-REMK
0.01%, 2/5/15 (B)	15,000,000	15,000,000
San Diego County, COP, (LOC: Northern Trust Company)
0.02%, 2/5/15 (B)	2,050,000	2,050,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/4/15 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.04%, 2/2/15	4,105,000	4,105,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.05%, 2/5/15 (B)	1,325,000	1,325,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (B)	7,500,000	7,500,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/4/15 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.01%, 2/5/15 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.02%, 2/5/15 (B)	16,000,000	16,000,000
University of California, TECP
0.07%, 3/4/15	3,000,000	3,000,000
University of California, TECP
0.06%, 3/3/15	3,000,000	3,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/4/15 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		381,034,616

TOTAL INVESTMENTS
(Cost $381,034,616)† — 99.4%		381,034,616
OTHER ASSETS AND LIABILITIES, NET — 0.6%		2,323,300
NET ASSETS — 100.0%		$383,357,916

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

ABAG — Association of Bay Area Government AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System Cl — Class
COP — Certificate of Participation EFA — Educational Facilities Authority GO — General Obligation
HFA — Housing Finance Agency LIQ — Liquidity Agreement LOC — Letter of Credit
MFA — Municipal Finance Authority MFH — Multi-Family Housing N.A. — National Association
RB — Revenue Bond RN — Revenue Note
PCFA — Pollution Control Financing Authority SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper TRAN — Tax and Revenue Anticipation Note

As of January 31, 2015, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.7%
NEW YORK — 94.7%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/5/15 (A)(B)	$4,920,000	$4,920,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.04%, 2/5/15 (B)	1,800,000	1,800,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/15 (B)	7,000,000	7,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.02%, 2/4/15 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/6/15 (B)	5,000,000	5,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.02%, 2/4/15 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 2/4/15 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	5,300,000	5,300,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 2/5/15 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/1/15 (B)	2,750,000	2,750,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.01%, 2/1/15 (B)	1,135,000	1,135,000
NYC, Municipal Water Finance Authority, Ser B-4, RB
0.01%, 2/1/15 (B)	750,000	750,000
NYC, Ser B, GO
2.00%, 8/1/15	3,000,000	3,028,134
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.01%, 2/1/15 (B)	600,000	600,000
NYC, Sub-Ser
0.01%, 2/1/15 (B)	5,400,000	5,400,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.01%, 2/1/15 (B)	1,000,000	1,000,000
NYC, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.02%, 2/1/15 (B)	1,500,000	1,500,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.02%, 2/4/15 (B)	2,800,000	2,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.01%, 2/1/15 (B)	2,450,000	2,450,000
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.02%, 2/1/15 (B)	675,000	675,000
NYC, Trust for Cultural Resources, Ser 2014, RB
0.03%, 2/5/15 (B)	4,490,000	4,490,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.01%, 2/1/15 (B)	1,000,000	1,000,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.01%, 2/4/15 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.02%, 2/5/15 (B)	7,525,000	7,525,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.01%, 2/4/15 (B)	9,000,000	9,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/15 (A)(B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/15 (A)(B)	3,000,000	3,000,000
NYS, HFA, 160 Madison Ave Project, Ser S, RB, (LOC: PNC Bank N.A.)
0.01%, 2/1/15 (B)	7,900,000	7,900,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 2/4/15 (A)(B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.03%, 2/4/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.02%, 2/4/15 (A)(B)	2,050,000	2,050,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.01%, 2/4/15 (A)(B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (B)	1,200,000	1,200,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.01%, 2/4/15 (B)	7,415,000	7,415,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.02%, 2/4/15 (A)(B)	2,600,000	2,600,000

16

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (B)	$1,000,000	$1,000,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (B)	1,500,000	1,500,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.03%, 2/4/15 (A)(B)	3,000,000	3,000,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.09%, 3/1/15 (B)	8,500,000	8,500,000
NYS, Urban Development Corporation, State Personal Income Tax Project, Ser D, RB
5.00%, 3/15/15	7,335,000	7,376,374
Port Authority of New Jersey and New York, TECP
0.09%, 2/3/15	7,025,000	7,025,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/15	4,000,000	4,000,000
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.01%, 2/5/15 (B)	7,385,000	7,385,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/15 (B)	5,095,000	5,095,000

TOTAL MUNICIPAL OBLIGATIONS		174,869,508
COMMERCIAL PAPER — 4.8%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 4.8%
NYS, Dormitory Authority
0.06%, 3/4/15	9,000,000	9,000,000
TOTAL COMMERCIAL PAPER		9,000,000

TOTAL INVESTMENTS
(Cost $183,869,508) † — 99.5%		183,869,508
OTHER ASSETS AND LIABILITIES, NET — 0.5%		837,057
NET ASSETS — 100.0%		$184,706,565

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2015. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System GO — General Obligation
HDC — Housing Development Corporation HFA — Housing Finance Authority IDA — Industrial Development Agency LIQ — Liquidity Agreement LOC — Letter of Credit
MTA — Metropolitan Transportation Authority N.A. — National Association
NYC — New York City NYS — New York State RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2015, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 33.3%
BANKS — 5.0%
Australia & New Zealand Banking Group
0.18%, 4/22/15 (A)(B)	$3,000,000	$2,998,800
Caisse Centrale Desjardins
0.17%, 2/12/15 (A)(B)	4,000,000	3,999,792
Commonwealth Bank of Australia
0.19%, 4/7/15 (A)(B)	2,000,000	1,999,314
Westpac Banking
0.25%, 4/10/15 (A)(B)	2,000,000	2,000,206
		10,998,112
DOMESTIC/FOREIGN BANK SUPPORTED — 1.4%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.11%, 3/10/15 (A)(B)	2,000,000	1,999,774
0.15%, 4/28/15 (A)(B)	1,000,000	999,642
		2,999,416
INDUSTRIAL & OTHER COMMERCIAL PAPER — 26.9%
Board of Trustees of The Leland Stanford Junior University
0.12%, 3/4/15 (A)	2,000,000	1,999,793
0.12%, 4/2/15 (A)	1,045,000	1,044,791
CDP Financial
0.20%, 3/16/15 (A)	500,000	499,881
0.19%, 3/23/15 (A)	2,000,000	1,999,472
Coca-Cola
0.17%, 4/27/15 (A)(B)	2,000,000	1,999,197
0.20%, 6/4/15 (A)(B)	1,700,000	1,698,838
Colgate-Palmolive
0.09%, 2/6/15 (A)(B)	2,000,000	1,999,975
0.08%, 2/9/15 (A)(B)	1,000,000	999,982
0.08%, 2/20/15 (A)(B)	3,000,000	2,999,873
Exxon Mobil
0.10%, 2/10/15 (A)	4,000,000	3,999,900
0.13%, 3/19/15 (A)	2,000,000	1,999,668
Johnson & Johnson
0.09%, 2/3/15 (A)(B)	3,000,000	2,999,985
Microsoft
0.10%, 2/18/15 (A)(B)	2,000,000	1,999,906
0.10%, 2/25/15 (A)(B)	1,000,000	999,933
National Australia Funding Delaware
0.20%, 3/2/15 (A)(B)	2,750,000	2,749,557
President and Fellows of Harvard College
0.10%, 2/18/15 (A)	808,000	807,962
0.10%, 3/3/15 (A)	3,000,000	2,999,750
Procter & Gamble
0.10%, 2/23/15 (A)(B)	1,000,000	999,939
PSP Capital
0.15%, 2/11/15 (A)(B)	3,000,000	2,999,875
0.17%, 3/6/15 (A)(B)	1,000,000	999,844
0.17%, 4/16/15 (A)(B)	2,000,000	1,999,301
Trinity Health
0.10%, 2/10/15 (A)	1,000,000	999,975
0.11%, 2/17/15 (A)	3,000,000	2,999,854
University of California
0.12%, 2/4/15 (A)	2,200,000	2,199,978
0.14%, 3/5/15 (A)	2,000,000	1,999,751
0.14%, 3/6/15 (A)	1,675,000	1,674,785
University of Virginia
0.13%, 3/10/15 (A)	1,000,000	999,867
Yale University
0.10%, 3/9/15 (A)	3,000,000	2,999,700
0.12%, 5/4/15 (A)	4,000,000	3,998,773
		58,670,105
TOTAL COMMERCIAL PAPER		72,667,633

MUNICIPAL OBLIGATIONS — 26.0%
Board of Trustees of The Leland Stanford Junior University, TECP
0.08%, 2/10/15	2,000,000	2,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.01%, 2/5/15 (C)	2,750,000	2,750,000
Columbia University, TECP
0.10%, 2/2/15	3,000,000	3,000,000
0.10%, 2/10/15	1,000,000	1,000,000
0.10%, 3/13/15	1,300,000	1,300,000
0.10%, 3/20/15	2,000,000	2,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.01%, 2/5/15 (C)	600,000	600,000
Long Island, Power Authority, TECP
0.14%, 2/11/15	1,000,000	1,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.03%, 2/1/15 (C)	1,855,000	1,855,000
Massachusetts Port Authority, Ser R, RB, (LOC: The Royal Bank of Scotland plc)
0.13%, 2/4/15 (B)(C)	5,400,000	5,400,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/5/15 (C)	2,000,000	2,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.01%, 2/4/15 (C)	500,000	500,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/4/15 (C)	5,000,000	5,000,000
Princeton University, TECP
0.09%, 3/18/15	4,470,000	4,470,000
0.13%, 5/6/15	1,730,000	1,730,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.01%, 2/4/15 (C)	4,000,000	4,000,000
San Francisco City & County, TECP
0.12%, 2/25/15	3,000,000	3,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.08%, 2/5/15 (C)	1,000,000	1,000,000
University of Massachusetts, TECP
0.20%, 5/7/15	1,000,000	1,000,000
University of Minnesota, TECP
0.13%, 5/13/15	2,620,000	2,620,000

18

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas Permanent Fund, TECP
0.08%, 2/5/15	$2,100,000	$2,100,000
0.11%, 2/6/15	2,500,000	2,500,000
0.12%, 4/6/15	2,000,000	2,000,000
University of Texas System, Ser B, RB
0.01%, 2/5/15 (C)	1,100,000	1,100,000
University of Texas System, TECP
0.14%, 3/10/15	2,572,000	2,572,000
TOTAL MUNICIPAL OBLIGATIONS		56,797,000

CORPORATE OBLIGATIONS — 12.7%
BANKS — 9.4%
Bank of Montreal MTN
0.80%, 11/6/15	1,000,000	1,003,522
Bank of New York Mellon
0.70%, 10/23/15	1,474,000	1,477,701
Bank of New York Mellon MTN
1.20%, 2/20/15	1,599,000	1,599,688
2.95%, 6/18/15	678,000	684,791
Bank of Nova Scotia
2.05%, 10/7/15	588,000	594,617
0.75%, 10/9/15	1,000,000	1,002,531
Canadian Imperial Bank of Commerce
0.90%, 10/1/15	758,000	760,882
Commonwealth Bank of Australia NY
1.95%, 3/16/15	3,099,000	3,105,124
International Bank for Reconstruction & Development
0.30%, 10/9/15	1,000,000	1,000,000
National Bank of Canada
1.50%, 6/26/15	3,552,000	3,569,037
Royal Bank of Canada
3.13%, 4/14/15 (B)	1,000,000	1,005,746
Royal Bank of Canada MTN
1.15%, 3/13/15	602,000	602,613
0.55%, 5/1/15	1,340,000	1,340,923
1.92%, 7/30/15	400,000	403,171
0.80%, 10/30/15	2,000,000	2,006,328
Westpac Banking
4.20%, 2/27/15	500,000	501,381
		20,658,055
FINANCIALS — 1.6%
General Electric Capital MTN
2.38%, 6/30/15	1,395,000	1,406,842
1.63%, 7/2/15	200,000	201,068
4.38%, 9/21/15	500,000	512,672
2.25%, 11/9/15	790,000	801,495
Partisan Property
0.16%, 9/1/44 (D)	496,650	496,650
		3,418,727
INDUSTRIALS — 1.7%
General Electric
0.85%, 10/9/15	1,000,000	1,003,726
Pfizer
5.35%, 3/15/15	983,000	988,673
Procter & Gamble
3.50%, 2/15/15	1,645,000	1,647,031
		3,639,430
TOTAL CORPORATE OBLIGATIONS		27,716,212

CERTIFICATES OF DEPOSIT — 6.4%
Australia & New Zealand Banking Group, NY
0.15%, 2/9/15	1,000,000	1,000,000
0.15%, 2/23/15	1,000,000	1,000,000
0.18%, 5/29/15	1,000,000	1,000,000
Bank of Montreal
0.11%, 2/13/15	2,000,000	2,000,000
0.23%, 6/1/15	1,000,000	1,000,000
Bank of Nova Scotia
0.25%, 2/27/15	1,000,000	1,000,000
Royal Bank of Canada, NY
0.27%, 7/6/15	2,000,000	2,000,000
US Bank, Cincinnati
0.13%, 2/2/15	1,000,000	1,000,000
Westpac Banking, NY
0.23%, 6/12/15	2,000,000	2,000,073
0.23%, 6/29/15	2,000,000	2,000,000
TOTAL CERTIFICATES OF DEPOSIT		14,000,073

REGIONAL GOVERNMENT OBLIGATIONS — 4.0%
Export Development Canada
0.50%, 9/15/15	945,000	946,739
1.25%, 10/27/15	560,000	564,232
Province of British Columbia Canada
2.85%, 6/15/15	673,000	679,658
Province of Manitoba Canada
2.63%, 7/15/15	1,195,000	1,207,690
Province of Ontario Canada
2.95%, 2/5/15	1,594,000	1,594,481
0.95%, 5/26/15	3,025,000	3,031,679
2.70%, 6/16/15	736,000	742,724
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		8,767,203

U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Bill
0.01%, 2/12/15 (A)	5,000,000	4,999,981
TOTAL U.S. TREASURY OBLIGATION		4,999,981

REPURCHASE AGREEMENTS — 15.2%
Counterparty: Bank of Montreal
0.050% dated 1/30/15, due 02/2/15
in the amount of $23,166,097, fully collateralized by a $23,665,300 U.S. Treasury Bill, coupon 0.00%, maturity 1/7/16, value $23,629,329	23,166,000	23,166,000
Counterparty: Bank of Nova Scotia
0.060% dated 1/30/15, due 02/2/15
in the amount of $5,000,025, fully collateralized by a $5,084,000 U.S. Government obligation, coupon 0.875%, maturity 10/26/17, value $5,100,089	5,000,000	5,000,000

19

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets
0.050% dated 1/30/15, due 02/2/15
in the amount of $5,000,021, fully collateralized by a $5,100,300 U.S. Treasury Bill, coupon 0.00%, maturity 4/16/15, value $5,100,096	$5,000,000	$5,000,000
TOTAL REPURCHASE AGREEMENTS		33,166,000

TOTAL INVESTMENTS
(Cost $218,114,102)† — 99.9%		218,114,102
OTHER ASSETS AND LIABILITIES, NET — 0.1%		164,727
NET ASSETS — 100.0%		$218,278,829

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, these securities amounted to $45,849,479 or 21.01% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2015. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on January 31, 2015. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
EFA — Education Facilities Authority GTY — Guarantee
HEFA — Health and Education Facilities Authority HFA — Housing Finance Agency IDC — Industrial Development Corp. LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
NYS — New York State RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.7%
ALASKA — 0.4%
Valdez, Marine Terminal, Exxon Pipeline Project, Exxon Mobil Project, RB
0.01%, 2/1/15 (A)	$200,000	$200,000

CALIFORNIA — 15.4%
California State, EFA, TECP
0.04%, 2/6/15	2,200,000	2,200,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.01%, 2/4/15 (A)	500,000	500,000
California State, Infrastructure & Economic Development Bank, The J Paul Getty Trust Project, RB
0.01%, 2/5/15 (A)	1,300,000	1,300,000
Northern California Power Agency, Hydroelectric Project, Ser A-R, RB, (LOC: Bank of Montreal)
0.01%, 2/4/15 (A)	1,500,000	1,500,000
University of California, Ser AL-1, RB
0.01%, 2/5/15 (A)	2,000,000	2,000,000
		7,500,000
ILLINOIS — 7.4%
Illinois State, EFA, TECP
0.07%, 4/7/15	2,075,000	2,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.01%, 2/5/15 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/4/15 (A)	500,000	500,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.02%, 2/4/15 (A)	600,000	600,000
		3,625,000
INDIANA — 0.6%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.02%, 2/5/15 (A)	300,000	300,000

IOWA — 1.9%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/5/15 (A)	935,000	935,000

KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/4/15 (A)	400,000	400,000

MARYLAND — 3.1%
Johns Hopkins University, TECP
0.06%, 3/3/15	1,500,000	1,500,000

MASSACHUSETTS — 3.3%
Massachusetts State, Health & Educational Facilities Authority, TECP
0.04%, 4/2/15	1,600,000	1,600,000

MICHIGAN — 7.5%
Board of Trustee Michigan State University, TECP
0.06%, 5/4/15	1,630,000	1,630,000
University of Michigan, TECP
0.04%, 4/6/15	2,000,000	2,000,000
		3,630,000
MINNESOTA — 3.3%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.02%, 2/5/15 (A)	1,000,000	1,000,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A
0.01%, 2/4/15 (A)	600,000	600,000
		1,600,000
MISSISSIPPI — 1.2%
Mississippi Business Finance Corp., Ser G
0.01%, 2/1/15 (A)	105,000	105,000
Mississippi Business Finance Corp., Ser L
0.02%, 2/1/15 (A)	200,000	200,000
Mississippi State, Business Financial Corporation, Chevron USA Project, Ser C, RB
0.01%, 2/1/15 (A)	300,000	300,000
		605,000
MISSOURI — 1.9%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.02%, 2/4/15 (A)	920,000	920,000

NEW MEXICO — 2.2%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/5/15 (A)	1,050,000	1,050,000

NEW YORK — 13.3%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.01%, 2/4/15 (A)	1,000,000	1,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.01%, 2/4/15 (A)	1,500,000	1,500,000
NYS, Power Authority, Ser A, GO, (LIQ: Bank of Nova Scotia)
0.09%, 3/1/15 (A)	2,000,000	2,000,000

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/15	$2,000,000	$2,000,000
		6,500,000
OREGON — 2.0%
Clackamas County Hospital Facility Authority, Ser A
0.02%, 2/4/15 (A)	650,000	650,000
Oregon State, Ser A, GO
2.00%, 6/15/15	300,000	302,067
		952,067
PENNSYLVANIA — 3.1%
Pennsylvania State University, Ser B, RB
0.15%, 6/1/15 (A)	1,500,000	1,500,000

TEXAS — 13.0%
Dallas Area Rapid Transit, TECP
0.10%, 2/12/15	2,000,000	2,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/15 (A)	650,000	650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.03%, 2/5/15 (A)(B)	1,000,000	1,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.01%, 2/1/15 (A)	300,000	300,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.03%, 2/4/15 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.03%, 2/4/15 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.02%, 2/4/15 (A)	300,000	300,000
University of Texas, Financing System Project, Ser B, RB
0.01%, 2/5/15 (A)	600,000	600,000
		6,350,000
UTAH — 3.3%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.03%, 2/5/15 (A)	1,600,000	1,600,000

VIRGINIA — 6.5%
Norfolk, IDA, TECP
0.09%, 5/7/15	1,700,000	1,700,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.08%, 2/4/15 (A)(C)	200,000	200,000
University of Virginia, TECP
0.07%, 3/4/15	1,266,000	1,266,000
		3,166,000
WASHINGTON — 2.2%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/5/15 (A)	460,000	460,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.05%, 2/5/15 (A)(C)	600,000	600,000
		1,060,000
WISCONSIN — 4.1%
Wisconsin State, TECP
0.07%, 3/3/15	500,000	500,000
Wisconsin State, TECP, (LOC: BNY Mellon)
0.07%, 2/5/15	1,500,000	1,500,000
		2,000,000
WYOMING — 0.2%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.01%, 2/1/15 (A)	100,000	100,000
TOTAL MUNICIPAL OBLIGATIONS		47,093,067

COMMERCIAL PAPER — 3.3%

INDUSTRIAL & OTHER COMMERCIAL PAPER — 3.3%
Michigan State, Finance Authority
0.06%, 5/5/15	1,600,000	1,600,000

TOTAL COMMERCIAL PAPER		1,600,000

TOTAL INVESTMENTS
(Cost $48,693,067)† — 100.0%		48,693,067
OTHER ASSETS AND LIABILITIES, NET — 0.0%		4,741
NET ASSETS — 100.0%		$48,697,808

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2015. Date shown is the next interest reset date.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, these securities amounted to $1,000,000 or 2.05% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

AMT — Alternative Minimum Tax
BNY — Bank of New York Mellon
DFA — Developmental Finance Authority EFA — Education Facilities Authority GO — General Obligation HFC — Housing Finance Commission
IDA — Industrial Development Agency LIQ — Liquidity Agreement LOC — Letter of Credit
MFH — Multi-Family Housing MTA — Metropolitan Transportation Authority N.A. — National Association
NYS — New York State PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 74.9%
FANNIE MAE, DISCOUNT NOTE — 9.9%
0.10%, 2/18/15 (A)(B)	$50,000,000	$49,997,757
0.08%, 5/5/15 (A)(B)	30,000,000	29,993,800
0.14%, 7/8/15 (A )(B)	20,000,000	19,987,789
		99,979,346
FEDERAL FARM CREDIT BANK — 0.7%
0.19%, 9/9/15	7,091,000	7,090,882

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 12.6%
0.08%, 2/2/15 (A)	40,000,000	39,999,911
0.06%, 2/9/15 (A)	20,000,000	19,999,733
0.06%, 2/10/15 (A)	7,500,000	7,499,887
0.10%, 2/25/15 (A)	20,000,000	19,998,667
0.07%, 2/27/15 (A)	10,000,000	9,999,494
0.10%, 4/13/15 (A)	10,000,000	9,998,028
0.11%, 5/7/15 (A)	5,000,000	4,998,549
0.10%, 5/18/15 (A)	15,000,000	14,995,583
		127,489,852
FEDERAL HOME LOAN BANK — 7.8%
0.13%, 4/14/15	5,000,000	4,999,887
0.17%, 6/30/15	32,000,000	32,003,169
0.14%, 7/20/15	30,000,000	29,999,887
0.20%, 9/16/15	12,500,000	12,499,790
		79,502,733
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 25.9%
0.01%, 2/4/15 (A)	65,000,000	64,999,946
0.03%, 2/6/15 (A)	40,000,000	39,999,833
0.08%, 2/11/15 (A)	37,500,000	37,499,167
0.03%, 2/27/15 (A)	33,000,000	32,999,285
0.05%, 3/3/15 (A)	25,000,000	24,998,958
0.08%, 3/18/15 (A)	12,500,000	12,498,750
0.09%, 3/20/15 (A)	50,000,000	49,994,125
		262,990,064
FREDDIE MAC — 1.1%
2.88%, 2/9/15 (B)	9,932,000	9,937,971
0.42%, 9/18/15 (B)	950,000	951,352
		10,889,323
FREDDIE MAC, DISCOUNT NOTE — 16.9%
0.10%, 2/2/15 (A)(B)	12,500,000	12,499,967
0.07%, 2/23/15 (A)(B)	5,000,000	4,999,771
0.07%, 3/19/15 (A)(B)	30,000,000	29,997,508
0.08%, 4/6/15 (A)(B)	15,000,000	14,997,867
0.08%, 4/13/15 (A)(B)	5,000,000	4,999,211
0.11%, 5/4/15 (A)(B)	800,000	799,775
0.10%, 5/11/15 (A)(B)	4,400,000	4,398,790
0.07%, 5/12/15 (A)(B)	40,000,000	39,992,095
0.10%, 5/18/15 (A)(B)	7,000,000	6,997,939
0.11%, 5/26/15 (A)(B)	7,000,000	6,997,639
0.12%, 5/28/15 (A)(B)	25,000,000	24,990,192
0.15%, 6/16/15 (A)(B)	5,000,000	4,997,281
0.16%, 7/21/15 (A)(B)	15,000,000	14,989,021
		171,657,056
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		759,599,256

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bills
0.01%, 2/12/15 (A)	25,000,000	24,999,908
0.02%, 2/19/15 (A)	15,000,000	14,999,888
TOTAL U.S. TREASURY OBLIGATIONS		39,999,796

REPURCHASE AGREEMENTS — 21.0%
Counterparty: Bank of Montreal
0.05% dated 1/30/15, due 2/2/15
in the amount of $27,758,116, fully collateralized by a U.S. Treasury Bill, par value $28,356,300, coupon 0.000%, maturity 1/7/16, value $28,313,198	27,758,000	27,758,000
Counterparty: Bank of Nova Scotia
0.06% dated 1/30/15, due 2/2/15
in the amount of $110,000,550, fully collateralized by various U.S. Government obligations, par value $405,000 - $22,205,000, coupon range 0.000% - 7.250%, maturity range 2/11/15 - 5/15/37, value $112,201,043	110,000,000	110,000,000
Counterparty: RBC Capital Markets
0.05% dated 1/30/15, due 2/2/15
in the amount of $75,000,313, fully collateralized by various U.S. Treasury obligations, par value $2,773,500 - $8,018,500, coupon range 0.000% - 9.250%, maturity range 2/28/15 - 5/15/39, value $76,500,011	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		212,758,000

TOTAL INVESTMENTS
(Cost $1,012,357,052)† — 99.8%		1,012,357,052
OTHER ASSETS AND LIABILITIES, NET — 0.2%		2,087,400
NET ASSETS — 100.0%		$1,014,444,452

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

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TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
January 31, 2015 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 48.9%
U.S. Treasury Bills
0.01%, 2/5/15 (A)	$100,000,000	$99,999,867
0.01%, 2/12/15 (A)	25,000,000	24,999,908
0.02%, 2/19/15 (A)	25,000,000	24,999,812
0.08%, 5/28/15 (A)	35,000,000	34,990,639
0.05%, 6/11/15 (A)	30,000,000	29,994,638
0.02%, 6/25/15 (A)	10,000,000	9,997,100
0.09%, 7/23/15 (A)	35,000,000	34,985,535
0.11%, 8/20/15 (A)	10,000,000	9,994,056
0.10%, 9/17/15 (A)	15,000,000	14,991,184
0.20%, 12/10/15 (A)	10,000,000	9,982,450
		294,935,189

U.S. Treasury Note
4.13%, 5/15/15	20,000,000	20,226,861
TOTAL U.S. TREASURY OBLIGATIONS		315,162,050

REPURCHASE AGREEMENTS — 51.1%
Counterparty: Bank of Montreal
0.05% dated 1/30/15, due 2/2/15
in the amount of $118,936,496, fully collateralized by various U.S. Treasury Notes, par value $20,937,800 - $99,272,800, coupon range 0.250% - 2.250%, maturity range 4/15/16 - 11/15/24, value $121,314,820	118,936,000	118,936,000
Counterparty: Bank of Nova Scotia
0.05% dated 1/30/15, due 2/2/15
in the amount of $110,000,458, fully collateralized by various U.S. Treasury obligations, par value $284,200 - $37,230,500, coupon range 0.000% - 3.125%, maturity range 7/30/15 - 8/15/44, value $99,266,167 (B)	110,000,000	110,000,000
Counterparty: RBC Capital Markets
0.05% dated 1/30/15, due 2/2/15
in the amount of $100,000,417, fully collateralized by various U.S. Treasury obligations, par value $47 - $4,084,000, coupon range 0.000% - 11.250%, maturity range 1/31/15 - 11/15/43, value $102,000,094	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS		328,936,000

TOTAL INVESTMENTS
(Cost $644,098,050)† — 100.0%		644,098,050
OTHER ASSETS AND LIABILITIES, NET — 0.0%		149,170
NET ASSETS — 100.0%		$644,247,220

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Additional collateral of $12,680,685 was provided in the form of cash.

As of January 31, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

25

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: March 26, 2015

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: March 26, 2015

* Print the name and title of each signing officer under his or her signature.

27